Associated companies	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Associated companies
4. Associated companies
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017

Roche Holding AG, Switzerland	662	526	456	– 94	75	108	568	601	564

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK		5 910	629		– 557	– 145		5 353	484

Others	– 3	2	23				– 3	2	23

Associated companies related to continuing operations	659	6 438	1 108	– 94	– 482	– 37	565	5 956	1 071

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2019 and 2017.

Novartis has a significant investment in Roche Holding AG, Basel (Roche), as well as certain other smaller investments that are accounted for as associated companies. The investment in GlaxoSmithKline Consumer Healthcare Holdings Ltd., Brentford, Middlesex, UK, was divested on June 1, 2018, to GlaxoSmithKline plc, Great Britain.
Balance sheet value

(USD millions)	December 31, 2019	December 31, 2018

Roche Holding AG, Switzerland	8 445	8 195

Others	199	157

Total	8 644	8 352

Roche Holding AG
The Group’s holding in Roche voting shares was 33.3% at December 31, 2019, 2018 and 2017. This investment represents approximately 6.2% of Roche’s total outstanding voting and non-voting equity instruments at December 31, 2019, 2018 and 2017.
Since full-year 2019 financial data for Roche is not available when Novartis produces its consolidated financial results, a survey of analyst estimates is used to estimate the Group’s share of Roche’s net income. Any differences between these estimates and actual results will be adjusted in the Group’s 2020 consolidated financial statements when available.
The following tables show summarized financial information for Roche, including current values of fair value adjustments made at the time of the acquisition of the shares, for the year ended December 31, 2018, and for the six months ended June 30, 2019 (since full-year 2019 data is not yet available):
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2018	32.2	53.7	23.0	25.1

June 30, 2019	32.3	53.8	23.4	25.7

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2018	59.5	8.6	– 0.1	8.5

June 30, 2019	31.8	8.3	– 0.6	7.7

A purchase price allocation was performed on the basis of publicly available information at the time of acquisition of the investment. The December 31, 2019, balance sheet value allocation is as follows:
(USD millions)	December 31, 2019

Novartis share of Roche’s estimated net assets	2 404

Novartis share of reappraised intangible assets	297

Implicit Novartis goodwill	2 939

Current value of share in net identifiable assets and goodwill	5 640

Accumulated equity accounting adjustments and translation effects less dividends received	2 805

Balance sheet value	8 445

The identified intangible assets principally relate to the value of currently marketed products and are amortized on a straight-line basis over their estimated average useful life of 20 years.
In 2019, dividends received from Roche in relation to the distribution of its 2018 net income amounted to USD 460 million (2018: USD 464 million in relation to the distribution of its 2017 net income).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2019, 2018 and 2017 are as follows:
(USD millions)	2019	2018	2017

Novartis share of Roche's estimated current-year consolidated net income	910	799	669

Prior-year adjustment	– 129	– 125	– 67

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 24 million (2018: USD 40 million; 2017: USD 42 million)	– 162	– 148	– 146

Partial release of deferred tax liability recognized	43

Net income effect	662	526	456

The publicly quoted market value of the Novartis interest in Roche (SIX symbol: RO) at December 31, 2019, was USD 16.9 billion (2018: USD 12.9 billion).
GlaxoSmithKline Consumer Healthcare Holdings Ltd.
On March 27, 2018, Novartis entered into an agreement with GlaxoSmithKline plc, Great Britain (GSK), to divest its 36.5% stake in GSK Consumer Healthcare Holdings Ltd. (GSK Consumer Healthcare) to GSK for USD 13.0 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from April 1, 2018. The divestment transaction closed on June 1, 2018, and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies. See Note 2.
GSK Consumer Healthcare was formed in March 2015 via contribution of businesses from both Novartis and GSK.
At December 31, 2017, Novartis had a 36.5% interest in GSK Consumer Healthcare and had four of 11 seats on the GSK Consumer Healthcare board of directors. Furthermore, Novartis had customary minority rights as well as exit rights at a predefined, market-based pricing mechanism.
In 2018, dividends received from GSK Consumer Healthcare amounted to USD 252 million.
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2018 and 2017 are as follows:
(USD millions)	2018	2017

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119	589

Prior-year adjustment	4	47

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2017: USD 1 million)	– 3	– 7

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910	629